Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss)	$ (19,205)	$ 2,491
Items not affecting cash:
Unrealized change in fair value of biological assets	(11,568)	(7,637)
Realized fair value adjustments on inventory sold in the year	8,349	2,449
Share-based payments	4,238	1,862
Depreciation and amortization	2,510	996
Share of loss (income) from investments in equity accounted investees	936	(165)
Gain on other investments	(221)	(4,858)
Deferred income tax expense	489	298
Foreign exchange gain	(11)
Net changes in non-cash working capital	4,744	(984)
Cash flows used in operating activities	(9,739)	(5,548)
Investing activities
Repayment of purchase price liability		(2,590)
Investments in equity accounted investees	(621)	(1,076)
Investment in ABcann Global Corporation		(1,016)
Proceeds from sale of other investments	967	10,879
Payment to exercise ABcann Global Corporation warrants	(113)	(2,268)
Advances to joint ventures	(6,941)	0
Purchase of property, plant and equipment	(114,407)	(42,701)
Purchase of intangible assets	(360)
Cash flows used in investing activities	(121,475)	(38,772)
Financing activities
Proceeds from exercise of warrants	2,800	1,624
Payments from share appreciation rights	(21)
Proceeds from exercise of options	584	591
Proceeds from share issuance	146,032	49,594
Share issuance costs	(9,577)	(2,767)
Proceeds from construction loan payable	15,007	6,304
Payment of accrued interest on construction loan payable	(185)
Repayment of mortgage payable		(4,000)
Transaction costs paid on construction loan payable		(1,282)
Cash flows provided by financing activities	154,640	50,064
Net change in cash	23,426	5,744
Cash - beginning of year	9,208	3,464
Cash - end of year	32,634	9,208
Supplemental cash flow information
Interest paid	$ 870	200
Interest received		$ 22